Basic and diluted net income / (loss) per share	12 Months Ended
Dec. 31, 2016
Basic and diluted net (loss) / income per share [Abstract]
Basic and diluted net (loss) / income per share
21.	Basic and diluted net income/ (loss) per share

Basic and diluted net income/ (loss) per share for the years ended December 31, 2014, 2015 and 2016 are calculated as follows:

(Amounts expressed in thousands of United States
dollars (“USD”), except for number of shares and per
share data)	Years ended December 31,
	2014	2015	2016
Numerator:
Net income/(loss) from continuing operations	28,269	(2,370)	(23,976)
Net loss from discontinued operations	(18,407)	(12,096)	(207)
Net income/(loss)	9,862	(14,466)	(24,183)
Less: Net (loss) attributable to the non-controlling interest	(950)	(1,299)	(72)
Net income/(loss) attributable to Xunlei Limited	10,812	(13,167)	(24,111)
Accretion of Series D to convertible redeemable preferred shares redemption value	(1,870)	—	—
Contingent beneficial conversion feature of series C to one Series C shareholder	(57)	—	—
Deemed dividend to Series D shareholder from its modification	(279)	—	—
Accretion of Series E to convertible redeemable preferred shares redemption value	(12,754)	—	—
Amortization of beneficial conversion feature of Series E	(4,139)	—	—
Deemed dividend to certain shareholders from repurchase of shares	(14,926)	—	—
Acceleration of amortization of beneficial conversion feature of Series E upon initial public offering	(49,346)	—	—
Deemed dividend to preferred shareholders upon IPO	(32,807)	—	—
Net loss attributable to Xunlei Limited’s common shareholders	(105,366)	(13,167)	(24,111)
Numerator of basic net loss per share from continuing operations	(86,959)	(1,071)	(23,904)
Numerator of basic net loss per share from discontinued operations	(18,407)	(12,096)	(207)
Numerator for diluted loss per share from continuing operations	(86,959)	(1,071)	(23,904)
Numerator for diluted loss per share from discontinued operations	(18,407)	(12,096)	(207)
Denominator:
Denominator for basic net loss per share-weighted average shares outstanding	194,711,227	335,987,595	334,155,668
Denominator for diluted net loss per share	194,711,227	335,987,595	334,155,668
Basic net loss per share from continuing operations	(0.45)	(0.00)	(0.07)
Basic net loss per share from discontinued operations	(0.09)	(0.04)	(0.00)
Diluted net loss per share from continuing operations	(0.45)	(0.00)	(0.07)
Diluted net loss per share from discontinued operations	(0.09)	(0.04)	(0.00)

The following common shares equivalents were excluded from the computation of diluted net income per common share for the periods presented because including them would have had an anti-dilutive effect:

	Years ended December 31,
	2014	2015	2016
Preferred shares—weighted average	93,213,683	—	—
Share options and restricted shares —weighted average	9,041,434	1,673,342	2,902,950